Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2022	$ 0	$ 2	$ 583,691	$ (361,994)	$ 221,699
Balance (in shares) at Dec. 31, 2022	20,000	18,191,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation (Note 15)		$ 0	6,127	0	6,127
Stock based compensation (Note 15) (in shares)		1,823,800
Dividends (Note 11)	$ 0	$ 0	0	(991)	(991)
Warrants buyback (Note 11)	0	0	(816)	0	(816)
Share buyback (Note 11)	0	$ 0	(1,583)	0	(1,583)
Share buyback (Note 11) (in shares)		(362,161)
Redemption of fractional shares due to reverse stock split	0	$ 0	(23)	0	(23)
Redemption of fractional shares due to reverse stock split (in shares)		(4,297)
Net income / (loss)	0	$ 0	0	(3,507)	(3,507)
Balance at Jun. 30, 2023	$ 0	$ 2	587,396	(366,492)	220,906
Balance (in shares) at Jun. 30, 2023	20,000	19,648,956
Balance at Dec. 31, 2023	$ 0	$ 2	590,129	(361,686)	228,445
Balance (in shares) at Dec. 31, 2023	20,000	19,636,352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 11)	$ 0	$ 0	885	0	885
Issuance of common stock (including the exercise of warrants) (Note 11) (in shares)		180,000
ATM offering (Note 11)	0	$ 0	4,897	0	4,897
ATM offering (Note 11) (in shares)		576,120
Stock based compensation (Note 15)	0	$ 0	3,017	0	3,017
Stock based compensation (Note 15) (in shares)		501,667
Dividends (Note 11)	0	$ 0	0	(5,109)	(5,109)
Share buyback (Note 11)	0	$ 0	(1,722)	0	$ (1,722)
Share buyback (Note 11) (in shares)		(195,312)			(195,312)
Net income / (loss)	0	$ 0	0	24,288	$ 24,288
Balance at Jun. 30, 2024	$ 0	$ 2	$ 597,206	$ (342,507)	$ 254,701
Balance (in shares) at Jun. 30, 2024	20,000	20,698,827